Employee Benefits - Disclosure of detailed information about provision for employee benefits explanatory (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Provisions for employee benefits		R$ 633,012	R$ 579,122
Non-current		633,012	579,122
Financial obligations - BrTPREV plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	[1]	626,748	574,725
PAMEC Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits		R$ 6,264	R$ 4,397

[1]	The Company had a financial obligations agreement entered into with Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. With the approval and ratification of the JRP, the related claim of Fundação Atlântico against Oi is subject to the new terms and conditions of the JRP.